Transactions with directors and key management	12 Months Ended
Dec. 31, 2018
Transactions with directors and key management
Transactions with directors and key management

32 Transactions with directors and key management

At 31 December 2018, amounts outstanding in relation to transactions, arrangements and agreements entered into by authorised institutions in the Group, as defined in UK legislation, were £9,660 in respect of loans to five persons who were directors of the company at any time during the financial period.

For the purposes of IAS 24 ‘Related Party Disclosures’, key management comprise directors of the company and Persons Discharging Managerial Responsibilities (PDMRs) of RBSG under the new governance structure. The captions in the Group's primary financial statements include the following amounts attributable, in aggregate, to key management:

	2018	2017
	£000	£000
Loans to customers	1,544	3,942
Customer deposits	31,361	23,619

Key management have banking relationships with Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.